Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Chesapeake Investment Trust
Entity Central Index Key	0000893759
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000028818
Shareholder Report [Line Items]
Fund Name	The Chesapeake Growth Fund
Trading Symbol	CHCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.
Additional Information Phone Number	(800) 430-3863
Additional Information Website	https://funddocs.filepoint.com/chesapeake/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$185	1.70%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Chesapeake Growth Fund (The)	S&P 500® Index
Oct-2015	$10,000	$10,000
Oct-2016	$9,489	$10,451
Oct-2017	$11,970	$12,921
Oct-2018	$13,280	$13,870
Oct-2019	$14,325	$15,857
Oct-2020	$16,919	$17,397
Oct-2021	$22,652	$24,862
Oct-2022	$16,675	$21,230
Oct-2023	$17,564	$23,383
Oct-2024	$21,358	$32,272
Oct-2025	$25,233	$39,196

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	18.14%	8.32%	9.70%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 430-3863 or visit https://chesapeakefunds.com for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 430-3863 or visit https://chesapeakefunds.com for updated performance information.
AssetsNet	$ 47,550,463
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 435,954
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2025)

Net Assets	$47,550,463
Number of Portfolio Holdings	46
Advisory Fee	$435,954
Portfolio Turnover	55%

Holdings [Text Block]

Asset Weighting (% of total investments)

(as of October 31, 2025)

Value	Value
Common Stocks	90.7%
Money Market Funds	9.3%

Top 10 Holdings (% of net assets)

(as of October 31, 2025)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corporation	6.2%
NVIDIA Corporation	6.1%
Alphabet, Inc. - Class C	6.0%
Mastercard, Inc. - Class A	5.7%
Amazon.com, Inc.	5.5%
UBS Group AG	5.2%
Citigroup, Inc.	4.1%
Broadcom, Inc.	3.8%
TJX Companies, Inc. (The)	3.5%

Sector Weighting (% of net assets)

(as of October 31, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.4%
Materials	2.8%
Consumer Staples	3.1%
Health Care	4.3%
Money Market Funds	9.3%
Industrials	10.3%
Financials	10.5%
Communications	12.2%
Consumer Discretionary	12.3%
Technology	34.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.